Asset Retirement Obligations and Accrued Environmental Costs (Summary of Asset Retirement Obligations and Accrued Environmental Costs) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations and Accrued Environmental Costs [Abstract]
Asset retirement obligations	$ 3.4	$ 3.5	$ 2.4
Accrued environmental costs	1.6
Total asset retirement obligations and accrued environmental costs	5.0	3.5
Asset retirement obligations and accrued environmental costs due within one year	(0.8)
Long-term asset retirement obligations and accrued environmental costs	$ 4.2	$ 3.5